Intangible assets - Breakdown of exploration rights by type (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets
Intangible assets	€ 3,059	€ 3,170	€ 2,925
Exploration rights
Intangible assets
Intangible assets	1,031	1,081	€ 995
Proved licence and leasehold property acquisition costs
Intangible assets
Intangible assets	291	357
Unproved licence and leasehold property acquisition costs
Intangible assets
Intangible assets	709	684
Other mineral interests
Intangible assets
Intangible assets	€ 31	€ 40